TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2020
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES
9.	TRADE AND OTHER RECEIVABLES

	Note	June 30, 2020	June 30, 2019
		(US$’000)
Trade receivables
Trade receivables - gross		55,862	65,886
Less: Allowance for credit losses	9.1	(1,877)	(2,209)
Trade receivables - net		53,985	63,677
Less: receivables attributable to related parties, net		(549)	(652)
Trade receivables - net closing balance		53,436	63,025

Other receivables
Prepayments		4,397	3,149
Advance Tax		1,832	1,457
VAT/Sales Tax receivables		1,651	1,039
Other receivables		923	1,091
Deposits		340	1,373
		9,143	8,109
		62,579	71,134

9.1.	Allowance for credit losses

	June 30, 2020	June 30, 2019
	(US$’000)
Opening balance	2,209	2,244
Foreign exchange movements	(228)	(273)
Loss allowance recognized during the year	224	343
Trade receivables written off against allowance	(328)	(105)
Closing balance	1,877	2,209